EMPLOYEE RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of shares held by the ESOP
	At December 31,
	2015	2014

Allocated and committed to be allocated to participants	11,184	6,306
Unallocated/unearned	17,395	22,273

Total ESOP shares	28,579	28,579

Fair value of unallocated/unearned shares	$313,110	$334,095